Dec. 31, 2018
Small-Cap Growth Portfolio
Small-Cap Growth Portfolio

SUPPLEMENT DATED JUNE 24, 2019

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2019

FOR THE SMALL-CAP GROWTH PORTFOLIO

This supplement revises the Pacific Select Fund prospectus dated May 1, 2019 for the Small-Cap Growth Portfolio (the “Prospectus”), and must be preceded or accompanied by the Prospectus.  The changes within this supplement are effective June 28, 2019.  Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Pacific Life Fund Advisors LLC, the investment adviser to the Small-Cap Growth Portfolio, has determined to reduce its management fee for this Fund, which will have the following impact to the fee table in the Annual Fund Operating Expenses section of the Prospectus for this Fund as follows:

Small-Cap Growth Portfolio:  The Management Fee is reduced by 0.10%, from 0.83% to 0.73%, resulting in a decrease for Total Annual Fund Operating Expenses from 0.87% to 0.77%.